NOTE PAYABLE (Details) (USD $)	May 31, 2014	Aug. 31, 2013
Future maturities, fiscal year:
2014		$ 29,007
2015	30,458	30,458
2016	31,981	31,981
2017	33,580	33,580
2018	35,259	35,259
2019 thereafter	159,567	159,567
Total	$ 290,845	$ 319,852